Organization and principal activities - Additional Information (Details) ¥ in Thousands, $ in Millions						1 Months Ended				12 Months Ended
	Dec. 22, 2023 USD ($)	Dec. 22, 2023 CNY (¥)	May 06, 2023 shares	May 05, 2023 shares	Apr. 03, 2020 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Apr. 30, 2019 USD ($) shares	May 31, 2018 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Tencent Holdings Limited
Organization and principal activities
Percentage of common shares fully diluted					50.00%
ADS
Organization and principal activities
Number of ADS issued and sold in IPO ,in shares								13,600,000	17,250,000
Issuance of ordinary shares | $								$ 314.0	$ 176.0
Class A-1 Preferred Shares
Organization and principal activities
Number of shares converted into ordinary shares									17,647,058
Class A-2 Preferred Shares
Organization and principal activities
Number of shares converted into ordinary shares									4,411,765
Class B-2 Preferred Shares
Organization and principal activities
Number of shares converted into ordinary shares									64,488,235
Class B ordinary shares
Organization and principal activities
Number of shares converted into ordinary shares										0	0	0
Class B ordinary shares | Tencent Holdings Limited
Organization and principal activities
Transfer of shares				38,374,463
Shares outstanding			150,386,517
Percentage of total shares issued and outstanding			62.70%
Percentage of total voting power of company			94.40%
Number of shares transferred					16,523,819
Class B ordinary shares | JOYY Inc
Organization and principal activities
Number of ADS issued and sold in IPO ,in shares								4,800,000
Number of shares converted into ordinary shares								4,800,000
Guangzhou Huya Information Technology Company Limited | Guangzhou Huya Technology Co Ltd | Exclusive Business Cooperation Agreement
Organization and principal activities
Term of agreement										10 years
Extended term										10 years
Guangzhou Huya Information Technology Company Limited | Guangzhou Huya Technology Co Ltd | Shareholder Voting Rights Proxy Agreement
Organization and principal activities
Period of prior written notice required to terminate the agreement										30 days
Term of agreement										10 years
Extended term										1 year
Guangzhou Huya Information Technology Company Limited | Guangzhou Huya Technology Co Ltd | Exclusive Option Agreement
Organization and principal activities
Term of agreement										10 years
A global mobile application service provider
Organization and principal activities
Percentage of voting interests acquired	100.00%	100.00%				100.00%	100.00%					100.00%
Aggregate cash consideration	$ 81.0	¥ 574,826				$ 81.0	¥ 574,826